Condensed Consolidated Statements of Changes in Equity (USD $)	Total	Ordinary Shares	Additional Paid-in Capital	Retained Earnings/Deficit Accumulated During the Development Stage	Accumulated Other Comprehensive Loss
Beginning balance at Nov. 30, 2010
Net income (loss)	(17,576)			(17,576)
Issuance of ordinary shares, net of costs	300,000	200	300,000
Issuance of ordinary shares, net of costs, shares		20,000
Ending balance at Dec. 31, 2010	282,000	200	300,000	(18,000)
Ending balance, shares at Dec. 31, 2010	20,000	20,000
Net income (loss)	(82,000)			(82,000)
Total comprehensive income	(82,000)
Ending balance at Sep. 30, 2011	200,000		300,000	(100,000)
Beginning balance at Dec. 31, 2010	282,000			(18,000)
Net income (loss)	(273,116)			(273,116)
Ending balance at Dec. 31, 2011	9,000	200	300,000	(291,000)
Ending balance, shares at Dec. 31, 2011	20,000	20,000
Net income (loss)	12,526,000			12,526,000
Other comprehensive income (loss), net of tax	(1,363,000)				(1,363,000)
Total comprehensive income	11,163,000
Issuance of ordinary shares, net of costs	418,097,000	306,000	417,791,000
Declaration of cash dividends	(11,282,000)		(2,936,000)	(8,346,000)
Ending balance at Sep. 30, 2012	$ 417,987,000	$ 306,000	$ 415,155,000	$ 3,889,000	$ (1,363,000)
Ending balance, shares at Sep. 30, 2012	30,584,718